Employee Retention Tax Credit	12 Months Ended
Dec. 31, 2025
Employee Retention Tax Credit
Employee Retention Tax Credit

12. Employee Retention Tax Credit

The CARES Act, signed into law on March 27, 2020 with subsequent amendments, provides for refundable employee retention credit to employers whose operations were suspended due to COVID-19 or whose revenue significantly decreased. On June 15, 2023, the Company filed a Form 941-X to claim a refundable employee retention credit for the first quarter and third quarter 2021 payroll in the total amount of $84,000. During the year ended December 31, 2024, the Company received such credit and recorded the credit as other income in the accompanying Statement of Comprehensive Loss.